--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                    FORM 13F

                              FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON NOVEMBER 14, 2000 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRES ON NOVEMBER 14, 2001.

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment    /X/;  Amendment Number: 1

        This Amendment  (Check only one):      / /  is a restatement.
                                               /X/  adds new holding entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:     Attractor Investment Management Inc.
          1440 Chapin Avenue, Suite 201
Address:  Burlingame, CA 94010

Form 13F File Number:    28-05503

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

Name:          Harvey Allison
Title:         President
Phone:         (650) 685-8541

Signature, Place, and Date of Signing:

/s/  Harvey Allison            Burlingame, California         March 5, 2002

Report Type (Check only one):

      13F HOLDING REPORT.  (Check here if all holdings of this
/X/   reporting manager are reported in this report).

      13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
/ /   manager(s)).

      13F COMBINATION REPORT.  (Check here if a portion of the
      holdings for this reporting manager are reported in this
      report and a portion are reported by other reporting
/ /   manager(s)).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Report Summary:

Number of Other Included Managers:                                                         0

Form 13F Information Table Entry Total:                                                   31

                                                                                    $671,503
Form 13F Information Table Value Total:                                          (thousands)

CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THE FORM 13F AND FILED SEPARATELY WITH THE
COMMISSION.

List of Other Included Managers:                                                        None

                           FORM 13F INFORMATION TABLE

                                                                     SHRS OR
                                  TITLE OF                 VALUE       PRN        SH/        PUT/     INVESTMENT     OTHER
NAME OF ISSUER                     CLASS       CUSIP      X($1000)     AMT        PRN        CALL     DISCRETION   MANAGERS
--------------                    --------   ----------   --------   --------   --------   --------   ----------   ---------
Akamai Technology                  COM       00971T101       6302     120000     SH                    SOLE         N/A

AmericaOnline, Inc.                COM       02364J104      11003     204700     SH                    SOLE         N/A

Ariba Inc.                         COM       04033V104       9313      65000     SH                    SOLE         N/A

Brocade Communication Systems      COM       111621108       4720      20000     SH                    SOLE         N/A

Corvis Corporation                 COM       221009103       4273      70000     SH                    SOLE         N/A

Critical Path, Inc.                COM       22674V100      41590     707475     SH                    SOLE         N/A

CrossWorlds Software Inc.          COM       22769P109       2093     105981     SH                    SOLE         N/A

Digital Island, Inc.               COM       25385N101      11604     618881     SH                    SOLE         N/A

E*Trade Group, Inc.                COM       269246104      10780     655800     SH                    SOLE         N/A

eBay, Inc.                         COM       278642103      20167     293600     SH                    SOLE         N/A

Homestore.com, Inc.                COM       437852106      25596     547500     SH                    SOLE         N/A

intraware, inc.                    COM       46118M103       6917     926127     SH                    SOLE         N/A

Juniper Networks Inc.              COM       48203R104       8758      40000     SH                    SOLE         N/A

Kana Communications                COM       483600102      16022     720100     SH                    SOLE         N/A

Keynote Systems, Inc.              COM       493308100      15248     570000     SH                    SOLE         N/A

Natural Microsystems Corp.         COM       638882100      16139     300000     SH                    SOLE         N/A

Nextcard, Inc.                     COM       65332K107       3313     364304     SH                    SOLE         N/A

Nuance Communications              COM       669967101      23438     192611     SH                    SOLE         N/A

1-800 Contacts Inc.                COM       681977104       6720     140000     SH                    SOLE         N/A

1-800-Flowers.com Inc.             COM       68243Q106       2143     430000     SH                    SOLE         N/A

Oni Systems Corp.                  COM       68273F103      36251     420000     SH                    SOLE         N/A

StorageNetworks, Inc.              COM       86211E103      29123     285000     SH                    SOLE         N/A

Support.com, Inc.                  COM       868587106      20254     661343     SH                    SOLE         N/A

Tickets.com, Inc.                  COM       88633M101       2228    2228251     SH                    SOLE         N/A

Verisign, Inc.                     COM       92343E102     149471     737900     SH                    SOLE         N/A

Versata, Inc.                      COM       925298101      29059    1096552     SH                    SOLE         N/A

Verticalnet, Inc.                  COM       92532L107       4918     140000     SH                    SOLE         N/A

Vignette Corporation               COM       926734104     103233    3455496     SH                    SOLE         N/A

Webvan Group, Inc.                 COM       94845V103       1493     645629     SH                    SOLE         N/A

Yahoo, Inc.                        COM       984332106      35062     385292     SH                    SOLE         N/A

ZDNet                              COM       989511209      14272    1014900     SH                    SOLE         N/A

                                         VOTING AUTHORITY
                                  ------------------------------
NAME OF ISSUER                      SOLE      SHARED      NONE
--------------                    --------   --------   --------
Akamai Technology                  120000

AmericaOnline, Inc.                204700

Ariba Inc.                          65000

Brocade Communication Systems       20000

Corvis Corporation                  70000

Critical Path, Inc.                707475

CrossWorlds Software Inc.          105981

Digital Island, Inc.               618881

E*Trade Group, Inc.                655800

eBay, Inc.                         293600

Homestore.com, Inc.                547500

intraware, inc.                    926127

Juniper Networks Inc.               40000

Kana Communications                720100

Keynote Systems, Inc.              570000

Natural Microsystems Corp.         300000

Nextcard, Inc.                     364304

Nuance Communications              192611

1-800 Contacts Inc.                140000

1-800-Flowers.com Inc.             430000

Oni Systems Corp.                  420000

StorageNetworks, Inc.              285000

Support.com, Inc.                  661343

Tickets.com, Inc.                 2228251

Verisign, Inc.                     737900

Versata, Inc.                     1096552

Verticalnet, Inc.                  140000

Vignette Corporation              3455496

Webvan Group, Inc.                 645629

Yahoo, Inc.                        385292

ZDNet                             1014900

                                       3